Leases - Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023
Leases - Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases (Details) [Line Items]
2024	$ 371
2025	1,318	$ 1,358
2026	1,130	1,126
2027	1,076	1,021
2028	1,103	1,035
Thereafter	676	1,072
Lessee operating lease liability payments due	5,674	6,275
Less: Imputed Interest	817	1,027
Operating lease, liability	4,857	5,248
Leases – Current	1,075	1,035
Leases – Non current	$ 3,782	$ 4,213